Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Restricted Shares activity

	Number of shares	Weighted average grant-date fair value
Outstanding, December 31, 2017	—	—
Granted	131,000	134.42
Vested	(131,000)	134.42
Converted from stock appreciation rights	1,349,367	216.43
Forfeited	—	—
Outstanding, December 31, 2018	1,349,367	216.43
Granted	71,390	64.47
Vested	—	—
Converted from stock appreciation rights	—	—
Forfeited	(465,604)	133.53
Outstanding, December 31, 2019	955,153	245.48

Schedule of allocated share-based compensation expenses

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Origination and servicing	—	46,687	21,279	3,056
General and administrative	35,223	45,104	35,162	5,051
Research and development	5,496	14,780	8,355	1,200
Total	40,719	106,571	64,796	9,307

Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to determine the fair value of virtual share options granted

	December 31, 2017	September 30, 2018
Fair value per ordinary share	134.42	148.37
Risk-free interest rate	4.35%	4.35%
Dividend yield	nil	nil
Expected volatility range	61.00%	61.00%
Weighted average expected life (years)	2.92-3.75	2.17-3.75

Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to determine the fair value of virtual share options granted

Each grant date during the
year ended December 31, 2019
Fair value per ordinary share	The closing stock price at the grant date
Risk-free interest rate	2.91%
Dividend yield	nil
Expected volatility range	54.67%
Weighted average expected life (years)	5.25-6.17